Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Amortization of intangible assets	$ 19,900	$ 13,100	$ 38,900	$ 26,200